Application of new and revised international financial reporting standards - Summary of Application of new amendments (Detail) - Amendments to IAS 21 - The Effects of Changes in Foreign Exchange Rates	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 21 - The Effects of Changes in Foreign Exchange Rates
Date by which application of new IFRS is required	Jan. 01, 2025